Finite-Lived Intangible Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	¥ 4,893		¥ 4,790
Finite lived intangible assets accumulated impairment	(782)		(776)
Finite-lived intangible assets, accumulated amortization	(2,422)		(1,992)
Finite-lived intangible assets, net carrying value	1,689	$ 265	2,022
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	1,054		1,054
Finite lived intangible assets accumulated impairment	(238)		(238)
Finite-lived intangible assets, accumulated amortization	(278)		(205)
Finite-lived intangible assets, net carrying value	538	84	611
Technology
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	1,087		1,087
Finite lived intangible assets accumulated impairment	(52)		(52)
Finite-lived intangible assets, accumulated amortization	(486)		(307)
Finite-lived intangible assets, net carrying value	549	86	728
Intellectual property right
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	1,691		1,599
Finite lived intangible assets accumulated impairment	(473)		(467)
Finite-lived intangible assets, accumulated amortization	(841)		(757)
Finite-lived intangible assets, net carrying value	377	59	375
Online literature
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	155		151
Finite lived intangible assets accumulated impairment	0		0
Finite-lived intangible assets, accumulated amortization	(76)		(54)
Finite-lived intangible assets, net carrying value	79	12	97
Others
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	906		899
Finite lived intangible assets accumulated impairment	(19)		(19)
Finite-lived intangible assets, accumulated amortization	(741)		(669)
Finite-lived intangible assets, net carrying value	¥ 146	$ 24	¥ 211